Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

3. Discontinued Operations

North American Coatings and Composite Resins Business

On May 31, 2011, the Company sold its North American coatings and composite resins business ("CCR Business") to PCCR USA, Inc. ("PCCR"), a subsidiary of Investindustrial, a European investment group. The CCR Business is engaged in the production of coating resins for architectural and original equipment manufacturers, alkyd resins, as well as composite resins for construction, transportation, consumer goods, marine and other applications and includes four manufacturing facilities in the United States.

In conjunction with the sale, as part of a Transitional Services Agreement, the Company provided certain transitional services to PCCR . The purpose of these services was to provide short-term assistance to PCCR in assuming the operations of the CCR Business. These services did not confer to the Company the ability to influence the operating or financial policies of the CCR Business under its new ownership. The Company's cash inflows and outflows from these services were insignificant during the transition period.

The CCR Business had net sales of $114 and $221 and pre-tax loss of $3 and $2 for the years ended December 31, 2011 and 2010, respectively. The results of the CCR Business are reported as a discontinued operation for all periods presented and were previously included in the Coatings segment in 2010 and the Epoxy, Phenolic and Coating Resins segment beginning in 2011 as a result of the Company's change in reportable segments in the first quarter of 2011 (see Note 17).

Global Inks and Adhesive Resins Business

On January 31, 2011, the Company sold its global inks and adhesive resins business ("IAR Business") to Harima Chemicals Inc. ("Harima") for a purchase price of $120. The IAR Business is engaged in the production of naturally derived resins and related products primarily used for the manufacture of printing inks, adhesives, synthetic rubber, specialty coatings and aroma chemicals and includes 11 manufacturing facilities in the United States, Europe and the Asia-Pacific region.

Harima also paid $14 for cash and $8 for working capital transferred to Harima at the time of closing as part of the Purchase Agreement, less indebtedness and pension plan liability transferred to Harima of $4. In the first quarter of 2011, a subsequent adjustment to the purchase price of $2 was accrued based upon the final working capital settlement as defined by the Purchase Agreement.

In conjunction with the sale, as part of a Transitional Services Agreement, the Company provided certain transitional services to Harima. The purpose of these services was to provide short-term assistance to Harima in assuming the operations of the IAR Business. These services did not confer to the Company the ability to influence the operating or financial policies of the IAR Business under its new ownership. The Company's cash inflows and outflows from these services were insignificant during the transition period.

The IAR Business had net sales of $31 and $356 and pre-tax income of $6 and $2 for the years ended December 31, 2011 and 2010, respectively. The results of the IAR Business are reported as a discontinued operation for all periods presented.

In addition, the Company incurred approximately $4 in transaction and other costs for the year ended December 31, 2010. The Company accrued a loss on the sale of the IAR Business of $1 in during the year ended December 31, 2010.

The aggregate carrying values of the IAR Business and CCR Business were $140 and $44, respectively, as of December 31, 2010. The major classes of assets and liabilities of discontinued operations included in the Consolidated Balance Sheets are as follows:

	December 31, 2010
	IAR Business	CCR Business	Total Discontinued Operations
Assets:
Accounts Receivable	$69	$20	$89
Inventories	42	21	63
Other current assets	6	1	7

Total current assets	117	42	159

Property and equipment, net	54	21	75
Other intangible assets, net	6	—	6
Other assets	3	—	3

Total noncurrent assets	63	21	84

Total assets of discontinued operations	$180	$63	$243

Liabilities:
Accounts and drafts payable	$24	$16	$40
Other current liabilities	7	3	10

Total current liabilities	31	19	50

Long-term debt	4	—	4
Other long-term liabilities	5	—	5

Total noncurrent liabilities	9	—	9

Total liabilities of discontinued operations	$40	$19	$59